Net Earnings (Loss) per Share	12 Months Ended
Apr. 29, 2017
Net Earnings (Loss) per Share
11.	Net Earnings (Loss) per Share

In accordance with ASC 260-10-45, Share-Based Payment Arrangements and Participating Securities and the Two-Class Method, unvested share-based payment awards that contain rights to receive non-forfeitable dividends are considered participating securities. The Company’s unvested restricted shares and unvested restricted stock units granted prior to July 15, 2015 and shares issuable under the Company’s deferred compensation plan were considered participating securities. Cash dividends to restricted stock units and performance-based stock units granted on or after July 15, 2015 are not distributed until and except to the extent that the restricted stock units vest, and in the case of performance-based stock units, until and except to the extent that the performance metrics are achieved or are otherwise deemed satisfied. Stock options do not receive cash dividends. As such, these awards are not considered participating securities.

Basic earnings per common share are calculated by dividing the net income, adjusted for preferred dividends and income allocated to participating securities, by the weighted average number of common shares outstanding during the period. Diluted net income per common share reflects the dilution that would occur if any potentially dilutive instruments were exercised or converted into common shares. The dilutive effect of participating securities is calculated using the more dilutive of the treasury stock method or two-class method. Other potentially dilutive securities include preferred stock, stock options, restricted stock units granted after July 15, 2015, and performance-based stock units and are included in diluted shares to the extent they are dilutive under the treasury stock method for the applicable periods.

During periods of net loss, no effect is given to the participating securities because they do not share in the losses of the Company. Due to the net loss during fiscal 2016, participating securities in the amount of 2,163,190 were excluded from the calculation of loss per share using the two-class method because the effect would be antidilutive. The Company’s outstanding non-participating securities consisting of dilutive stock options and restricted stock units of 140,341, 129,450 and 86,491 for fiscal 2017, fiscal 2016 and fiscal 2015, respectively, and accretion/payments of dividends on preferred shares were also excluded from the calculation of loss per share using the two-class method because the effect would be antidilutive.

The following is a reconciliation of the Company’s basic and diluted income (loss) per share calculation:

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Numerator for basic income (loss) per share:
Net income from continuing operations	$22,023	14,700	32,872
Inducement fee paid upon conversion of Series J preferred stock	—	(3,657)	—
Preferred stock dividends	—	—	(15,767)
Preferred stock dividends paid in shares	—	(1,783)	—
Accretion of dividends on preferred stock	—	(4,204)	(7,339)
Less allocation of dividends to participating securities	(576)	(1,219)	—
Less allocation of undistributed earnings to participating securities	—	—	(535)

Net income from continuing operations available to common shareholders	21,447	3,837	9,231
Net income (loss) from discontinued operations available to common shareholders	—	(39,146)	3,724
Less allocation of undistributed earnings to participating securities	—	—	(204)

Net income (loss) from discontinued operations available to common shareholders	—	(39,146)	3,520

Net income (loss) available to common shareholders	$21,447	(35,309)	12,751

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Numerator for diluted income (loss) per share:
Net income from continuing operations available to common shareholders	$21,447	3,837	9,231
Preferred stock dividends (a)	—	—	—
Accretion of dividends on preferred stock (a)	—	—	—
Allocation of undistributed earnings to participating securities	—	—	535
Less diluted allocation of undistributed earnings to participating securities	—	—	(534)

Net income from continuing operations available to common shareholders	21,447	3,837	9,232
Net income (loss) from discontinued operations available to common shareholders	—	(39,146)	3,520
Allocation of undistributed earnings to participating securities	—	—	204
Less diluted allocation of undistributed earnings to participating securities	—	—	(204)

Net income (loss) from discontinued operations available to common shareholders	—	(39,146)	3,520

Net income (loss) available to common shareholders	$21,447	(35,309)	12,752

Denominator for basic income (loss) per share:
Basic weighted average common shares	72,188	72,410	60,842
Denominator for diluted income (loss) per share:
Basic weighted average shares	72,188	72,410	60,842
Preferred shares (a)	—	—	—
Average dilutive options	63	118	86
Average dilutive non-participating securities	77	14	—

Diluted weighted average common shares	72,328	72,542	60,928

Basic income (loss) per common share:
Income from continuing operations	$0.30	0.05	0.15
Income (loss) from discontinued operations	—	(0.54)	0.06

Basic income (loss) per common share	0.30	(0.49)	0.21

Diluted income (loss) per common share:
Income from continuing operations	$0.30	0.05	0.15
Income (loss) from discontinued operations	—	(0.54)	0.06

Diluted income (loss) per common share	0.30	(0.49)	0.21

(a)	Although the Company was in a net income position during fiscal 2016 and fiscal 2015, the dilutive effect of the Company’s convertible preferred shares was excluded from the calculation of income per share using the two-class method because the effect would be antidilutive.